ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE NET

Accounts receivable, net consists of the following:

	As of December 31,
	2024	2025
Accounts receivable*	$28,567,980	$37,903,617
Provision for credit losses	(188,432)	(1,607,934)
Accounts receivable, net	$28,379,548	$36,295,683

*	$4,025,547 and $ 8,805,611 in accounts receivable were pledged as collateral for short-term borrowing as of December 31, 2024 and December 31, 2025 (Note 12).